Assets Held for Sale	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Assets Held for Sale

8.	Assets Held for Sale

As of September 30, 2025 and December 31, 2024, the Company has classified certain long-lived assets as held for sale in accordance with ASC 360-10-45-9. These assets met the criteria for classification as held for sale, including management’s commitment to a plan to sell, active marketing at a price reasonable in relation to fair value, and the expectation that the sale will be completed within one year. The asset held for sale consists of a cultivation and processing cannabis license located in Clark County, Nevada, with a carrying value of $1,445,483. These licenses are not currently being utilized in the Company’s operations, and management is actively pursuing a sale to a third party. In the previous years, the licenses were included in the acquisition deposit line item on the balance sheet, as the transfer of the licenses had not yet been completed. Following the successful transfer in 2024, the assets were reclassified to assets held for sale.

No impairment loss was recognized upon reclassification, as the estimated fair value less costs to sell exceeds the carrying amount.

11.	Assets Held for Sale

As of December 31, 2024, the Company has classified certain long-lived assets as held for sale in accordance with ASC 360-10-45-9. These assets met the criteria for classification as held for sale, including management’s commitment to a plan to sell, active marketing at a price reasonable in relation to fair value, and the expectation that the sale will be completed within one year. The asset held for sale consists of a cultivation and processing cannabis license located in Clark County, Nevada, with a carrying value of $1,445,483. These licenses are not currently being utilized in the Company’s operations, and management is actively pursuing a sale to a third party. In the prior year, as of December 31, 2023, the licenses were included in the acquisition deposit line item on the balance sheet, as the transfer of the licenses had not yet been completed. Following the successful transfer in 2024, the assets were reclassified to assets held for sale.

No impairment loss was recognized upon reclassification, as the estimated fair value less costs to sell exceeds the carrying amount.